Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

	Thousands of Euros
	31/12/2019	31/12/2018

Receivables from associates (note 14)	1,883	382
Trade payables associates	(114)	(15,796)
Loans to associates (note 12)	18,342	50,304
Loans to other related parties (note 12)	86,363	82,969
Other financial assets with other related parties	34,367	—
Debts with associates	(1,258)	(7,079)
Debts with key management personnel	(4,005)	(4,425)
Payables to members of the board of directors	—	—
Payables to other related parties	(4,878)	(7,706)
Other financial liabilities with other related parties	(13,000)	—
	117,700	98,649

Schedule of group transactions with related parties

Group transactions with related parties during 2017 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	3,009	—	—	—
Purchases	(68,335)	—	—	—
Other service expenses	(11,798)	—	(7,100)	(939)
Operating lease expense	—	—	(5,426)	—
Remuneration	—	(13,672)	—	(5,755)
R&D agreements	(164)	—	—	—
Finance income	(440)	—	—	—
Finance cost	592	—	—	—
	(77,136)	(13,672)	(12,526)	(6,694)

Group transactions with related parties during 2018 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	5,846	—	—	—
Purchases	(97,941)	—	—	—
Other service expenses	(21,065)	—	(4,282)	(844)
Operating lease expense	—	—	(5,469)	—
Remuneration	—	(16,070)	—	(5,848)
R&D agreements	(50)	—	—	—
Sale of investments (note 3)	—	—	469,881	—
Finance income	3,951	—	—	—
Finance cost	(579)	—	—	—
	(109,838)	(16,070)	460,130	(6,692)

Group transactions with related parties during 2019 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	10,196	—	—	—
Purchases	(48,300)	—	—	—
Other service expenses	(25,638)	—	(5,586)	(220)
Operating lease expense	—	—	—	—
Remuneration	—	(16,795)	—	(5,517)
Payments for rights of use	—	—	(7,104)	—
Finance income	2,265	—	—	—
Finance cost	(158)	—	—	—
	(61,635)	(16,795)	(12,690)	(5,737)